Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Entity Registrant Name	PBF Energy Inc.
Amendment Flag	false
Entity Central Index Key	0001534504
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Incorporation State Country Code	DE
Entity File Number	333-206728-02
Entity Tax Identification Number	61-1622166
Entity Address, Address Line One	One Sylvan Way
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	455-7500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001
Trading Symbol	PBF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false